Stockholders' Deficit - Schedule of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 5,583	$ 3,792
Cost of goods sold
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	203	68
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	1,425	526
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 3,955	$ 3,198